Common Stock And Capital Surplus (Narrative) (Detail) (Under The Company Law [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Minimum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account	50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	5.00%
Maximum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	10.00%
BTMU And MUTB [Member] | Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of United States accounting practice for issuance of free shares distribution made prior to April 1, 1991	¥ 1,910,106
BTMU And MUTB [Member] | Unappropriated Retained Earnings [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of United States accounting practice for issuance of free shares distribution made prior to April 1, 1991	¥ (1,910,106)